Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 51,529	$ 36,480
Restricted cash	7,914	9,076
Accounts receivable, net	4,928	5,127
Due from affiliates	45	0
Inventories	1,202	1,066
Prepaid expenses and other	3,902	2,913
Total current assets	76,809	69,746
Investments in unconsolidated entities	500	500
Furniture, fixtures and equipment, net	47,947	21,154
Goodwill	59,683	12,947
Intangible assets, net	193,194	9,713
Other assets	872	750
Total assets	379,005	114,810
Current liabilities:
Accounts payable and accrued expenses	24,880	20,451
Due to affiliates	2,032	4,272
Deferred income	148	459
Deferred compensation plan	173	311
Notes payable, net	2,595	1,751
Other liabilities	8,418	9,076
Total current liabilities	38,246	36,320
Accrued expenses	0	78
Deferred income	13,396	13,440
Deferred tax liability, net	31,506	0
Deferred compensation plan	10,401	18,948
Notes payable, net	15,177	9,956
Total liabilities	108,726	78,742
Commitments and contingencies (note 11)
MEZZANINE EQUITY
Series B cumulative convertible preferred stock, $25 par value, 8,120,000 shares issued and outstanding, net of discount at December 31, 2018	200,847	0
Carrying value of redeemable noncontrolling interests	3,531	5,111
Preferred stock, $0.01 par value, 50,000,000 shares authorized:
Series A cumulative preferred stock, no shares issued and outstanding at December 31, 2018 and December 31, 2017	0	0
Common stock, $0.01 par value, 100,000,000 shares authorized, 2,391,541 and 2,093,556 shares issued and outstanding at December 31, 2018 and December 31, 2017, respectively	24	21
Additional paid-in capital	280,159	249,695
Accumulated deficit	(214,242)	(219,396)
Accumulated other comprehensive income (loss)	(498)	(135)
Total stockholders’ equity of the Company	65,443	30,185
Carrying value of noncontrolling interests	458	772
Total equity	65,901	30,957
Total liabilities and equity	379,005	114,810
Ashford Trust OP
Current assets:
Due from related parties	5,293	13,346
Braemar OP
Current assets:
Due from related parties	$ 1,996	$ 1,738